Segment Reporting - Disclosure of Detailed Information About Operating Segment Performance (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about operating segment performance [line items]
Revenue	S/ 3,314,029	S/ 4,337,861	S/ 4,202,398
Gross profit (loss)	320,608	450,437	713,970
Administrative expenses	(152,909)	(248,652)	(311,163)
Other income and expenses, net	(182,846)	(339,494)	(65,854)
Loss from the sale of investments			(7)
Operating (loss) profit	(15,147)	(137,709)	336,946
Financial expenses	(156,943)	(253,134)	(260,768)
Financial income	39,420	74,346	51,536
Share of profit or loss in associates and joint ventures	770	(218,774)	(3,709)
Profit (loss) before income tax	(131,900)	(535,271)	124,005
Income tax expense	(58,444)	(303,371)	(110,993)
(Loss) profit from continuing operations	(190,344)	(838,642)	13,012
Profit (loss) from discontinued operations			44,403
Profit (loss) for the year	(190,344)	(838,642)	57,415
(Loss) profit from attributable to:
Owners of the Company	(217,871)	(884,721)	(83,188)
Non-controlling interest	27,527	46,079	140,603
Profit (loss) for the period	(190,344)	(838,642)	57,415
Elimination of intersegment amounts [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	(387,040)	(653,767)	(639,448)
Gross profit (loss)	(46,259)	(49,715)	(15,946)
Administrative expenses	54,811	61,201	40,113
Other income and expenses, net	60	(921)	660
Operating (loss) profit	8,612	10,565	24,827
Financial expenses	28,445	38,219	24,735
Financial income	(30,510)	(47,991)	(42,359)
Dividends	(7,222)	(12,688)	(8,344)
Share of profit or loss in associates and joint ventures	104,233	493,995	(100,811)
Profit (loss) before income tax	103,558	482,100	(101,952)
Income tax expense	(37)	(1,118)	(834)
(Loss) profit from continuing operations			(102,786)
Profit (loss) from discontinued operations			(3,301)
Profit (loss) for the year	103,521	480,982	(106,087)
(Loss) profit from attributable to:
Owners of the Company	97,169	480,766	(91,811)
Non-controlling interest	6,352	216	(14,276)
Profit (loss) for the period	103,521	480,982	(106,087)
Parent company operations [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	240,799	342,608	367,600
Gross profit (loss)	8,134	6,584	29,251
Administrative expenses	(42,543)	(75,146)	(95,653)
Other income and expenses, net	(57,648)	(318,489)	(52,298)
Operating (loss) profit	(92,057)	(387,051)	(118,700)
Financial expenses	(59,076)	(123,339)	(127,863)
Financial income	47,506	74,546	32,363
Dividends	7,222	12,688	8,344
Share of profit or loss in associates and joint ventures	(105,888)	(711,962)	84,138
Profit (loss) before income tax	(202,293)	(1,135,118)	(121,718)
Income tax expense	(4,004)	(179,633)	25,192
(Loss) profit from continuing operations			(96,526)
Profit (loss) from discontinued operations			3,608
Profit (loss) for the year	(206,297)	(1,314,751)	(92,918)
(Loss) profit from attributable to:
Owners of the Company	(206,257)	(1,304,676)	(85,716)
Non-controlling interest	(40)	(10,075)	(7,202)
Profit (loss) for the period	(206,297)	(1,314,751)	(92,918)
Operating segments [member] | Engineering and Construction [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	2,092,592	2,797,326	1,960,863
Gross profit (loss)	115,995	98,362	62,095
Administrative expenses	(102,985)	(141,421)	(136,066)
Other income and expenses, net	(43,573)	9,937	(13,508)
Loss from the sale of investments			(7)
Operating (loss) profit	(30,563)	(33,122)	(87,486)
Financial expenses	(54,173)	(74,171)	(82,861)
Financial income	8,792	5,644	15,122
Share of profit or loss in associates and joint ventures		(3,558)	11,366
Profit (loss) before income tax	(75,944)	(105,207)	(143,859)
Income tax expense	(3,614)	(35,457)	14,361
(Loss) profit from continuing operations			(129,498)
Profit (loss) from discontinued operations			44,096
Profit (loss) for the year	(79,558)	(140,664)	(85,402)
(Loss) profit from attributable to:
Owners of the Company	(76,580)	(137,109)	(86,857)
Non-controlling interest	(2,978)	(3,555)	1,455
Profit (loss) for the period	(79,558)	(140,664)	(85,402)
Operating segments [member] | Energy infrastructure [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	369,798	552,584	560,506
Gross profit (loss)	53,251	108,291	120,360
Administrative expenses	(16,119)	(24,230)	(20,898)
Other income and expenses, net	(4,185)	606	1,243
Operating (loss) profit	32,947	84,667	100,705
Financial expenses	(17,525)	(13,266)	(15,631)
Financial income	2,239	2,033	4,593
Share of profit or loss in associates and joint ventures	2,391	2,293	1,608
Profit (loss) before income tax	20,052	75,727	91,275
Income tax expense	(7,500)	(22,911)	(26,275)
(Loss) profit from continuing operations			65,000
Profit (loss) for the year	12,552	52,816	65,000
(Loss) profit from attributable to:
Owners of the Company	9,176	48,056	59,866
Non-controlling interest	3,376	4,760	5,134
Profit (loss) for the period	12,552	52,816	65,000
Operating segments [member] | Toll roads infrastructure [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	466,824	633,301	733,148
Gross profit (loss)	40,858	96,164	107,092
Administrative expenses	(16,584)	(28,623)	(35,626)
Other income and expenses, net	(79,576)	(47,998)	(11)
Operating (loss) profit	(55,302)	19,543	71,455
Financial expenses	(32,376)	(27,297)	(26,691)
Financial income	4,326	2,245	2,560
Profit (loss) before income tax	(83,352)	(5,509)	47,324
Income tax expense	(13,477)	(17,112)	(15,737)
(Loss) profit from continuing operations			31,587
Profit (loss) for the year	(96,829)	(22,621)	31,587
(Loss) profit from attributable to:
Owners of the Company	(88,865)	(28,270)	26,732
Non-controlling interest	(7,964)	5,649	4,855
Profit (loss) for the period	(96,829)	(22,621)	31,587
Operating segments [member] | Transportation infrastructure [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	345,258	397,853	586,329
Gross profit (loss)	107,918	119,464	122,567
Administrative expenses	(12,738)	(17,991)	(12,007)
Other income and expenses, net	72	(2,661)	31
Operating (loss) profit	95,252	98,812	110,591
Financial expenses	(9,316)	(10,948)	(20,604)
Financial income	1,586	33,214	35,147
Profit (loss) before income tax	87,522	121,078	125,134
Income tax expense	(26,681)	(39,634)	(38,017)
(Loss) profit from continuing operations			87,117
Profit (loss) for the year	60,841	81,444	87,117
(Loss) profit from attributable to:
Owners of the Company	45,631	61,084	65,338
Non-controlling interest	15,210	20,360	21,779
Profit (loss) for the period	60,841	81,444	87,117
Operating segments [member] | Water treatment infrastructure [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	3,359	3,555	3,270
Gross profit (loss)	366	500	592
Administrative expenses	(289)	(397)	(296)
Other income and expenses, net	42	12
Operating (loss) profit	119	115	296
Financial expenses	(275)	(12)	6
Financial income	897	826	554
Profit (loss) before income tax	741	929	856
Income tax expense	(277)	(506)	(517)
(Loss) profit from continuing operations			339
Profit (loss) for the year	464	423	339
(Loss) profit from attributable to:
Owners of the Company	464	423	339
Profit (loss) for the period	464	423	339
Operating segments [member] | Real estate [member]
Disclosure of detailed information about operating segment performance [line items]
Revenue	182,439	264,401	630,130
Gross profit (loss)	40,345	70,787	287,959
Administrative expenses	(16,462)	(22,045)	(50,730)
Other income and expenses, net	1,962	20,020	(1,971)
Operating (loss) profit	25,845	68,762	235,258
Financial expenses	(12,647)	(42,320)	(11,859)
Financial income	4,584	3,829	3,556
Share of profit or loss in associates and joint ventures	34	458	(10)
Profit (loss) before income tax	17,816	30,729	226,945
Income tax expense	(2,854)	(7,000)	(69,166)
(Loss) profit from continuing operations			157,779
Profit (loss) for the year	14,962	23,729	157,779
(Loss) profit from attributable to:
Owners of the Company	1,391	(4,995)	28,921
Non-controlling interest	13,571	28,724	128,858
Profit (loss) for the period	S/ 14,962	S/ 23,729	S/ 157,779